Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan $ in Millions, £ in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	$ 34,704	$ 38,265	$ 37,200	£ 30.2
– equities	3,675	6,131
– bonds	26,509	26,591
– derivatives	2,030	2,398
– other	2,490	3,145
Principal plan | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1,034	1,006
– equities	0	0
– bonds	0	0
– derivatives	1,034	1,006
– other	0	0
Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	8,095	9,000
– equities	1,663	2,005
– bonds	5,707	5,871
– derivatives	37	0
– other	688	1,124
Other plans | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	182	114
– equities	2	0
– bonds	7	7
– derivatives	0	0
– other	173	107
Level 1 | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	31,300	33,624
– equities	3,675	5,503
– bonds	26,509	26,591
– derivatives	0	0
– other	1,116	1,530
Level 1 | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	6,795	7,737
– equities	742	1,340
– bonds	5,559	5,714
– derivatives	0	39
– other	494	644
Level 3 of fair value hierarchy | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	3,404	4,641
– equities	0	628
– bonds	0	0
– derivatives	2,030	2,398
– other	1,374	1,615
Level 3 of fair value hierarchy | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1,300	1,263
– equities	921	665
– bonds	148	157
– derivatives	37	(39)
– other	$ 194	$ 480